Subsequent Events (Details)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Aug. 26, 2024
Second Tranche [Member]
Subsequent Events [Line Items]
Debt bond	€ 619,410	$ 643,666
Third Tranche [Member]
Subsequent Events [Line Items]
Debt bond	€ 1,000,000	$ 1,078,475
Forecast [Member] | Crowd Bond [Member]
Subsequent Events [Line Items]
Interest rate			8.75%